Concentrations - Schedule of Geographical Distribution of Revenue (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Total Net Revenue	$ 8,465,479	$ 6,682,603	$ 14,201,836	$ 9,216,863
Australia [Member]
Total Net Revenue	735,008	1,152,617	2,337,393	1,253,858
Belgium [Member]
Total Net Revenue	55,004	79,629
Canada [Member]
Total Net Revenue	214,954	211,433	574,719	378,564
Japan [Member]
Total Net Revenue		2,998	2,970	11,120
New Zealand [Member]
Total Net Revenue		32,284	81,375	101,901
Russia [Member]
Total Net Revenue	112,102			61,411
South Korea [Member]
Total Net Revenue	388,415	185,916	476,004	142,713
Sweden [Member]
Total Net Revenue	2,311
United Kingdom [Member]
Total Net Revenue	355,517	324,118	829,432	504,605
United States of America [Member]
Total Net Revenue	$ 6,602,168	$ 4,693,608	$ 9,899,943	$ 6,762,691